Pensions and Post-Employment Benefits - Summary of Significant Assumptions Used in the Determination of the Benefit Obligation (Detail) - Defined Benefit Obligation [Member]	Dec. 31, 2021	Dec. 31, 2020
Mexico [member]
Disclosure of defined benefit plans [line items]
Discount rates	9.25%	7.80%
Rate of return on plan assets	9.25%	7.80%
Rate of salary increases	4.50%	4.50%
United States [member]
Disclosure of defined benefit plans [line items]
Discount rates	2.90%	2.60%
Rate of return on plan assets	2.90%	2.60%
United Kingdom [member]
Disclosure of defined benefit plans [line items]
Discount rates	1.90%	1.50%
Rate of return on plan assets	1.90%	1.50%
Rate of salary increases	3.35%	3.00%
Top of range [member] | Other countries [member]
Disclosure of defined benefit plans [line items]
Discount rates	9.30%	9.00%
Rate of return on plan assets	9.30%	9.00%
Rate of salary increases	7.30%	6.80%
Bottom of range [member] | Other countries [member]
Disclosure of defined benefit plans [line items]
Discount rates	0.40%	0.20%
Rate of return on plan assets	0.40%	0.20%
Rate of salary increases	2.30%	2.30%